Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed S100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOS(3) ($)	Total Stockholder Return ($)	Peer Group Total Stockholder Return(4) ($)	Net Income (Loss) (in thousands) ($)	Adjusted EBITDA (in thousands)(5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	12,087,164	4,776,037	5,471,691	2,348,120	67.34	116.65	266,638	254,525
2021	21,005,605	(2,978,784)	9,280,385	(826,037)	80.98	174.36	(1,458)	265,859
2020	10,381,080	36,270,875	4,285,861	13,669,798	238.27	143.64	(6,221)	207,058

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For 2022, 2021 and 2020, the PEO is Dan Rosensweig. The non-PEO NEOs in each of 2022, 2021 and 2020 were Andrew Brown, Nathan Schultz, John Fillmore and Esther Lem.
PEO Total Compensation Amount	$ 12,087,164	$ 21,005,605	$ 10,381,080
PEO Actually Paid Compensation Amount	$ 4,776,037	(2,978,784)	36,270,875
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate CAP to the PEO in column (c) the following amounts were deducted from and added to the applicable SCT Total Compensation:

Fiscal Year	Summary Compensation Table Total for PEO ($)	Deductions from Summary Compensation Table Total(a) ($)	Additions to Summary Compensation Table Total(b) ($)	Compensation Actually Paid to PEO ($)

2022	12,087,164	(10,999,964)	3,688,836	4,776,037
2021	21,005,605	(19,999,479)	(3,984,910)	(2,978,784)
2020	10,381,080	(9,374,954)	35,264,749	36,270,875

(a)	Represents the grant date fair value of equity awards reported in the "Stock Awards" column in the Summary Compensation Table for the applicable year.
(b)	Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) - (e) + (f)

2022	5,475,069	(1,157,413)	—	(628,820)	—	—	3,688,836
2021	3,939,549	(6,908,211)	—	(1,016,248)	—	—	(3,984,910)
2020	21,597,542	11,346,566	—	2,320,642	—	—	35,264,749

Non-PEO NEO Average Total Compensation Amount	$ 5,471,691	9,280,385	4,285,861
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,348,120	(826,037)	13,669,798
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	To calculate CAP to the non-PEO NEOs in the column (e) the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total for non-PEO NEOs ($)	Deductions from Summary Compensation Table Total(a) ($)	Additions to Summary Compensation Table Total(b) ($)	Compensation Actually Paid to non-PEO NEOs ($)

2022	5,471,691	(4,729,959)	1,606,389	2,348,120
2021	9,280,385	(8,599,697)	(1,506,725)	(826,037)
2020	4,285,861	(3,687,465)	13,071,403	13,669,798

(a)	Represents the grant date fair value of equity awards reported in the "Stock Awards" column in the Summary Compensation Table for the applicable year.
(b)	Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) - (e) + (f)

2022	2,354,267	(493,913)	—	(253,966)	—	—	1,606,389
2021	1,693,990	(2,705,161)	—	(495,553)	—	—	(1,506,725)
2020	8,494,995	3,742,171	—	834,237	—	—	13,071,403

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR and the NASDAQ Composite Index TSR.
Compensation Actually Paid vs. Net Income [Text Block]	The chart below reflects the relationship between the PEO and average non-PEO NEO CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below reflects the relationship between the PEO CAP and average non-PEO NEO CAP and our Adjusted EBITDA.
Total Shareholder Return Amount	$ 67.34	80.98	238.27
Peer Group Total Shareholder Return Amount	116.65	174.36	143.64
Net Income (Loss)	$ 266,638,000	$ (1,458,000)	$ (6,221,000)
Company Selected Measure Amount	254,525,000	265,859,000	207,058,000
PEO Name	Dan Rosensweig
Additional 402(v) Disclosure [Text Block]	Reflects TSR indexed to $100 for the Nasdaq Composite Index, which is an industry line peer group reported in the performance graph included in the Company's 2022 Annual Report on Form 10-K.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Chegg Services Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Please see page 65 for a definition of Adjusted EBITDA.
PEO [Member] | Adjustment, Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,999,964)	$ (19,999,479)	$ (9,374,954)
PEO [Member] | Adjustment, Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,688,836	(3,984,910)	35,264,749
PEO [Member] | Adjustment, Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,475,069	3,939,549	21,597,542
PEO [Member] | Adjustment, Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,157,413)	(6,908,211)	11,346,566
PEO [Member] | Adjustment, Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(628,820)	(1,016,248)	2,320,642
PEO [Member] | Adjustment, Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment, Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Adjustment, Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,729,959)	(8,599,697)	(3,687,465)
Non-PEO NEO [Member] | Adjustment, Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,606,389	(1,506,725)	13,071,403
Non-PEO NEO [Member] | Adjustment, Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,354,267	1,693,990	8,494,995
Non-PEO NEO [Member] | Adjustment, Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(493,913)	(2,705,161)	3,742,171
Non-PEO NEO [Member] | Adjustment, Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Adjustment, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(253,966)	(495,553)	834,237
Non-PEO NEO [Member] | Adjustment, Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Adjustment, Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0